Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Citigroup Global Markets Inc., Citi Real Estate Funding Inc., Deutsche Bank AG, New York Branch, Deutsche Bank Securities Inc., DBR Investments Co. Limited and German American Capital Corporation, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the CXP Trust 2022-CXP1, Commercial Mortgage Pass-Through Certificates, Series 2022-CXP1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 7 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of August 5, 2022.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on July 14, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2022-CXP1 Accounting Tape Final.xlsx (provided on July 14, 2022).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

●	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the SOFR cap counterparty rating.

●	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.

●	The phrase “Engineering Report” refers to a property condition assessment document or exhibit.

●	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.

●	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

●	The phrase “Ground Lease” refers to the signed ground lease agreement or exhibit.

●	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.

●	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.

●	The phrase “Interest Rate Cap Agreement” refers to a signed interest rate cap agreement.

●	The phrase “Loan Agreement” refers to a signed loan agreement or any amendments thereof.

●	The phrase “Management Agreement” refers to a signed or draft management agreement.

●	The phrase “Mezzanine Loan Agreement” refers to a signed mezzanine loan agreement or any amendments thereof.

●	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.

●	The phrase “Title Policy” refers to a signed or proforma title policy.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

From December 9, 2021 through July 14, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

New York, NY

July 14, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

CXP Trust 2022-CXP1	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	SF	Underwriting File	None
19	Loan Per SF ($)	Recalculation	None
20	Senior Loan Original Balance ($)	Loan Agreement	None
21	Senior Loan Cut-off Date Balance ($)	Recalculation	None
22	Allocated Senior Loan Amount ($)	Recalculation	None
23	% of Initial Pool Balance	Recalculation	None
24	Pari Passu Split (Y/N)	Loan Agreement	None
25	Senior Loan Rate (%)	Recalculation	None
26	Senior Loan Interest Rate (At SOFR Cap)	Recalculation	None
27	Administrative Fee Rate (%)	Fee Schedule	None
28	Margin	Loan Agreement	None
29	Senior Loan Index	Loan Agreement	None
30	Assumed SOFR	None - Company Provided	None
31	Float Rate Change Frequency (Mos)	Loan Agreement	None
32	SOFR Floor	Loan Agreement	None
33	SOFR Strike Cap	Interest Rate Cap Agreement	None
34	SOFR Cap After Extension	Loan Agreement	None
35	SOFR Cap Expiration	Interest Rate Cap Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

CXP Trust 2022-CXP1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
36	SOFR Cap Counterparty	Interest Rate Cap Agreement	None
37	SOFR cap Counterparty rating (S&P / MIS / FITCH)	Bloomberg	None
38	Senior Loan Annual Debt Service at SOFR Cap ($)	Recalculation	None
39	Senior Loan NCF DSCR at SOFR cap	Recalculation	None
40	SOFR Rounding Methodology	Loan Agreement	None
41	SOFR Lookback Days	Loan Agreement	None
42	Extension Options (Y/N)	Loan Agreement	None
43	Extension Options (#/Mos)	Loan Agreement	None
44	Extension Spread Increase Description	Loan Agreement	None
45	First Extension Fee	Loan Agreement	None
46	Second Extension Fee	Loan Agreement	None
47	Third Extension Fee	Loan Agreement	None
48	Fully Extended Original Term	Recalculation	None
49	Fully Extended Remaining Term	Recalculation	None
50	Fully Extended Maturity Date	Loan Agreement	None
51	Fully Extended Amortization Term	Not Applicable*	None
52	Senior Loan Monthly Payment ($)	Recalculation	None
53	Senior Loan Annual Debt Service ($)	Recalculation	None
54	Interest Accrual Method	Loan Agreement	None
55	Interest Accrual Period	Loan Agreement	None
56	Origination Date	Loan Agreement	None
57	First Due Date	Loan Agreement	None
58	Last IO Due Date	Loan Agreement	None
59	First P&I Due Date	Loan Agreement	None
60	Due Date	Loan Agreement	None
61	Grace Period- Late Fee	Loan Agreement	None
62	Grace Period- Default	Loan Agreement	None
63	Amortization Type	Loan Agreement	None
64	Original Interest-Only Period (Mos.)	Recalculation	None
65	Remaining Interest-Only Period (Mos.)	Recalculation	None
66	Original Term To Maturity (Mos.)	Recalculation	None
67	Remaining Term To Maturity (Mos.)	Recalculation	None
68	Original Amortization Term (Mos.)	Not Applicable*	None
69	Remaining Amortization Term (Mos.)	Not Applicable*	None
70	Seasoning	Recalculation	None
71	Maturity Date	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

CXP Trust 2022-CXP1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
72	Senior Loan Balloon Balance ($)	Recalculation	None
73	Junior Loan Original Amount	Loan Agreement	None
74	Junior Loan Cut-Off Date Balance	Recalculation	None
75	Junior Loan Balloon Balance	Recalculation	None
76	Junior Loan Margin	Loan Agreement	None
77	Junior Loan Interest Rate	Recalculation	None
78	Junior Loan Annual Payment	Recalculation	None
79	Whole Loan Original Balance	Recalculation	None
80	Whole Loan Cut-Off Date Balance	Recalculation	None
81	Allocated Whole Loan Amount	Recalculation	None
82	Whole Loan Balloon Balance	Recalculation	None
83	Whole Loan Interest Rate	Recalculation	None
84	Whole Loan Margin	Recalculation	None
85	Whole Loan Annual Payment	Recalculation	None
86	Whole Loan LTV	Recalculation	None
87	Maturity Date Whole Loan LTV	Recalculation	None
88	Whole Loan NOI DSCR	Recalculation	None
89	Whole Loan NCF DSCR	Recalculation	None
90	Whole Loan NOI Debt Yield	Recalculation	None
91	Whole Loan NCF Debt Yield	Recalculation	None
92	Name of Mezzanine Lender	Mezzanine Loan Agreement	None
93	Mezzanine Debt Original Balance ($)	Mezzanine Loan Agreement	None
94	Mezzanine Debt Cut-Off Date Balance ($)	Recalculation	None
95	Allocated Mezzanine Loan Amount ($)	Recalculation	None
96	Mezzanine Debt Maturity Balance ($)	Recalculation	None
97	Mezzanine Margin	Mezzanine Loan Agreement	None
98	Mezzanine Debt Interest Rate	Recalculation	None
99	Mezzanine Annual Payment ($)	Recalculation	None
100	Total Loan Original Balance ($)	Recalculation	None
101	Total Loan Cut-Off Date Balance ($)	Recalculation	None
102	Allocated Total Loan Amount ($)	Loan Agreement	None
103	Total Loan Maturity Balance ($)	Recalculation	None
104	Total Debt Margin	Recalculation	None
105	Total Loan Interest Rate	Recalculation	None
106	Total Loan Annual Payment ($)	Recalculation	None
107	Total Loan LTV	Recalculation	None
108	Total Loan Maturity Date LTV	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

CXP Trust 2022-CXP1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
109	Total Loan NOI DSCR	Recalculation	None
110	Total Loan NCF DSCR	Recalculation	None
111	Total Debt Loan NOI Debt Yield	Recalculation	None
112	Total Debt Loan NCF Debt Yield	Recalculation	None
113	Lockbox	Loan Agreement	None
114	Cash Management	Loan Agreement	None
115	Cash Management Triggers	Loan Agreement	None
116	Performance Test	Loan Agreement	None
117	Cross-Collateralized (Y/N)	Not Applicable*	None
118	Crossed Group	Not Applicable*	None
119	Lockout Period	Not Applicable*	None
120	Lockout Expiration Date	Not Applicable*	None
121	Prepayment Begin Date	Loan Agreement	None
122	Prepayment End Date	Loan Agreement	None
123	Open Period Begin Date	Loan Agreement	None
124	Open Period (Payments)	Recalculation	None
125	Prepayment Type	Loan Agreement	None
126	Prepayment Provision	Loan Agreement	None
127	Partially Prepayable without Penalty	Loan Agreement	None
128	Partially Prepayable without Penalty Description	Loan Agreement	None
129	Partial Collateral Release Description	Loan Agreement	None
130	Yield Maintenance Index	Not Applicable*	None
131	Yield Maintenance Discount	Not Applicable*	None
132	Yield Maintenance Margin	Not Applicable*	None
133	Yield Maintenance Calculation Method	Not Applicable*	None
134	Day of Month Prepayment Permitted	Loan Agreement	None
135	Due on Sale	Loan Agreement	None
136	Due on Encumbrance	Loan Agreement	None
137	Other Subordinate Debt Balance ($)	Not Applicable*	None
138	Other Subordinate Debt Type	Not Applicable*	None
139	Future Debt Allowed?	Loan Agreement	None
140	Mortgage Assumable?	Loan Agreement	None
141	Assumption Fee	Loan Agreement	None
142	Appraiser Designation	Appraisal Report	None
143	Appraisal FIRREA (Y/N)	Appraisal Report	None
144	Appraisal Date	Appraisal Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

CXP Trust 2022-CXP1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
145	Appraised Value ($)	Appraisal Report	None
146	As-Stabilized Appraisal Date	Appraisal Report	None
147	As-Stabilized Appraised Value ($)	Appraisal Report	None
148	Senior Loan Cut-off Date LTV Ratio (%)	Recalculation	None
149	Senior Loan LTV Ratio at Maturity (%)	Recalculation	None
150	Single Tenant (Y/N)	Underwriting File	None
151	Engineering Report Date	Engineering Report	None
152	Environmental Phase I Report Date	Environmental Report	None
153	Environmental Phase II	Environmental Report	None
154	Environmental Phase II Report Date	Environmental Report	None
155	PML or SEL (%)	Seismic Report	None
156	Seismic Report Date	Seismic Report	None
157	Earthquake Insurance Required (Y/N)	Loan Agreement	None
158	Terrorism Insurance Required (Y/N)	Loan Agreement	None
159	Environmental Insurance Required (Y/N)	Loan Agreement	None
160	Blanket Insurance Policy (Y/N)	Insurance Summary	None
161	Lien Position	Title Policy	None
162	Ownership Interest	Title Policy	None
163	Condominium Present?	Loan Agreement	None
164	Ground Lease (Y/N)	Ground Lease	None
165	Annual Ground Lease Payment ($)	Ground Lease	None
166	Ground Lease Expiration Date	Ground Lease	None
167	Ground Lease Extension (Y/N)	Ground Lease	None
168	# of Ground Lease Extension Options	Ground Lease	None
169	Ground Lease Expiration Date after all Extensions	Ground Lease	None
170	2018 EGI Date	Underwriting File	None
171	2018 EGI ($)	Underwriting File	$1.00
172	2018 Expenses ($)	Underwriting File	$1.00
173	2018 NOI ($)	Underwriting File	$1.00
174	2018 NCF ($)	Underwriting File	$1.00
175	2019 EGI Date	Underwriting File	None
176	2019 EGI ($)	Underwriting File	$1.00
177	2019 Expenses ($)	Underwriting File	$1.00
178	2019 NOI ($)	Underwriting File	$1.00
179	2019 NCF ($)	Underwriting File	$1.00
180	2020 EGI Date	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

CXP Trust 2022-CXP1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
181	2020 EGI ($)	Underwriting File	$1.00
182	2020 Expenses ($)	Underwriting File	$1.00
183	2020 NOI ($)	Underwriting File	$1.00
184	2020 NCF ($)	Underwriting File	$1.00
185	Most Recent Date (if past 2020)	Underwriting File	None
186	Most Recent # of months	Underwriting File	None
187	Most Recent Description	Underwriting File	None
188	Most Recent EGI (if past 2020) ($)	Underwriting File	$1.00
189	Most Recent Expenses (if past 2020) ($)	Underwriting File	$1.00
190	Most Recent NOI (if past 2020) ($)	Underwriting File	$1.00
191	Most Recent NCF (if past 2020) ($)	Underwriting File	$1.00
192	Underwritten EGI ($)	Underwriting File	$1.00
193	Underwritten Expenses ($)	Underwriting File	$1.00
194	Underwritten Net Operating Income ($)	Underwriting File	$1.00
195	Underwritten NOI DSCR (x)	Recalculation	None
196	Underwritten NOI Debt Yield	Recalculation	None
197	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
198	Underwritten TI / LC ($)	Underwriting File	$1.00
199	Underwritten Other Reserve ($)	Underwriting File	$1.00
200	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
201	Underwritten NCF DSCR (x)	Recalculation	None
202	Underwritten NCF Debt Yield	Recalculation	None
203	Occupancy (%)	Underwriting File	None
204	Occupancy Date	Underwriting File	None
205	Rent Steps Date	Underwriting File	None
206	Largest Tenant	Underwriting File	None
207	Largest Tenant Sq Ft	Underwriting File	None
208	Largest Tenant Lease Expiration	Underwriting File	None
209	Second Largest Tenant	Underwriting File	None
210	Second Largest Tenant Sq Ft	Underwriting File	None
211	Second Largest Tenant Lease Expiration	Underwriting File	None
212	Third Largest Tenant	Underwriting File	None
213	Third Largest Tenant Sq Ft	Underwriting File	None
214	Third Largest Tenant Lease Expiration	Underwriting File	None
215	Fourth Largest Tenant	Underwriting File	None
216	Fourth Largest Tenant Sq Ft	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

CXP Trust 2022-CXP1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
217	Fourth Largest Tenant Lease Expiration	Underwriting File	None
218	Fifth Largest Tenant	Underwriting File	None
219	Fifth Largest Tenant Sq Ft	Underwriting File	None
220	Fifth Largest Tenant Lease Expiration	Underwriting File	None
221	Upfront RE Tax Reserve ($)	Loan Agreement; Closing Statement	None
222	Ongoing RE Tax Reserve ($)	Closing Statement	None
223	Upfront Insurance Reserve ($)	Loan Agreement; Closing Statement	None
224	Ongoing Insurance Reserve ($)	Closing Statement	None
225	Upfront Replacement Reserve ($)	Loan Agreement; Closing Statement	None
226	Ongoing Replacement Reserve ($)	Loan Agreement; Closing Statement	None
227	Replacement Reserve Caps ($)	Loan Agreement	None
228	Upfront TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
229	Ongoing TI/LC Reserve ($)	Loan Agreement; Closing Statement	None
230	TI/LC Caps ($)	Loan Agreement	None
231	Upfront Debt Service Reserve ($)	Loan Agreement; Closing Statement	None
232	Ongoing Debt Service Reserve ($)	Loan Agreement; Closing Statement	None
233	Upfront Deferred Maintenance Reserve ($)	Loan Agreement; Closing Statement	None
234	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement; Closing Statement	None
235	Upfront Environmental Reserve ($)	Loan Agreement; Closing Statement	None
236	Ongoing Environmental Reserve ($)	Loan Agreement; Closing Statement	None
237	Upfront Other Reserve ($)	Loan Agreement; Closing Statement	None
238	Ongoing Other Reserve ($)	Loan Agreement; Closing Statement	None
239	Other Reserve Description	Loan Agreement; Closing Statement	None
240	Letter of Credit?	Loan Agreement	None
241	Letter of Credit Balance ($)	Loan Agreement	None
242	Letter of Credit Description	Loan Agreement	None
243	Release Provisions (Y/N)	Loan Agreement	None
244	Loan Purpose	Closing Statement	None
245	Borrower Name	Loan Agreement	None
246	Tenant In Common (Y/N)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

CXP Trust 2022-CXP1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
247	Sponsor	Loan Agreement	None
248	Carve-out Guarantor	Guaranty Agreement	None
249	Recourse	Guaranty Agreement	None
250	Single Purpose Borrower (Y/N)	Loan Agreement	None
251	Property Manager	Management Agreement	None
252	Exit Fee	Loan Agreement	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

CXP Trust 2022-CXP1	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per SF ($)	Quotient of (i) Senior Loan Cut-off Date Balance ($) and (ii) SF.
21	Senior Loan Cut-off Date Balance ($)	Set equal to Senior Loan Original Balance ($).
22	Allocated Senior Loan Amount ($)	Product of (i) quotient of (a) Allocated Total Loan Amount ($) and (b) the aggregate Allocated Total Loan Amount ($) and (ii) Senior Loan Cut-off Date Balance ($).
23	% of Initial Pool Balance	Quotient of (i) Allocated Senior Loan Amount ($) and (ii) the aggregate Allocated Senior Loan Amount ($).
25	Senior Loan Rate (%)	Sum of (i) Assumed SOFR and (ii) Margin.
26	Senior Loan Interest Rate (At SOFR Cap)	Sum of (i) SOFR Strike Cap and (ii) Margin.
38	Senior Loan Annual Debt Service at SOFR Cap ($)	Product of (i) Senior Loan Cut-off Date Balance ($) and (ii) Senior Loan Interest Rate (At SOFR Cap) and (iii) the Interest Accrual Method (365/360).
39	Senior Loan NCF DSCR at SOFR cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Senior Loan Annual Debt Service at SOFR Cap ($).
48	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
49	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
52	Senior Loan Monthly Payment ($)	Quotient of (i) Product of (a) Senior Loan Cut-off Date Balance ($) and (b) Senior Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
53	Senior Loan Annual Debt Service ($)	Product of (i) Senior Loan Monthly Payment ($) and (ii) 12.
64	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
65	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
66	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
67	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
70	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

CXP Trust 2022-CXP1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
72	Senior Loan Balloon Balance ($)	Set equal to Senior Loan Original Balance ($).
74	Junior Loan Cut-Off Date Balance	Set equal to Junior Loan Original Amount.
75	Junior Loan Balloon Balance	Set equal to Junior Loan Original Amount.
77	Junior Loan Interest Rate	Sum of (i) Assumed SOFR and (ii) Junior Loan Margin.
78	Junior Loan Annual Payment	Product of (i) Junior Loan Cut-off Date Balance and (b) Junior Loan Interest Rate and (c) the Interest Accrual Method (365/360).
79	Whole Loan Original Balance	Sum of (i) Senior Loan Original Balance ($) and (ii) Junior Loan Original Amount.
80	Whole Loan Cut-Off Date Balance	Sum of (i) Senior Loan Cut-off Date Balance ($) and (ii) Junior Loan Cut-Off Date Balance.
81	Allocated Whole Loan Amount	Product of (i) quotient of (a) Allocated Total Loan Amount ($) and (b) the aggregate Allocated Total Loan Amount ($) and (ii) Whole Loan Cut-off Date Balance.
82	Whole Loan Balloon Balance	Sum of (i) Senior Loan Balloon Balance ($) and (ii) Junior Loan Balloon Balance.
83	Whole Loan Interest Rate	Sum of (i) Whole Loan Margin and (ii) Assumed SOFR.
84	Whole Loan Margin	Sum of (i) product of (a) quotient of (1) Senior Loan Original Balance ($) and (2) Whole Loan Original Balance and (b) Margin and (ii) product of (a) quotient of (1) Junior Loan Original Amount and (2) Whole Loan Original Balance and (b) Junior Loan Margin.
85	Whole Loan Annual Payment	Sum of (i) Senior Loan Annual Debt Service ($) and (ii) Junior Loan Annual Payment.
86	Whole Loan LTV	Quotient of (i) Whole Loan Cut-Off Date Balance and (ii) Appraised Value ($).
87	Maturity Date Whole Loan LTV	Quotient of (i) Whole Loan Balloon Balance and (ii) Appraised Value ($).
88	Whole Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Annual Payment.
89	Whole Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment.
90	Whole Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance.
91	Whole Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Cut-Off Date Balance.
94	Mezzanine Debt Cut-Off Date Balance ($)	Set equal to Mezzanine Debt Original Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

CXP Trust 2022-CXP1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
95	Allocated Mezzanine Loan Amount ($)	Product of (i) quotient of (a) Allocated Total Loan Amount ($) and (b) the aggregate Allocated Total Loan Amount ($) and (ii) Mezzanine Debt Cut-off Date Balance ($).
96	Mezzanine Debt Maturity Balance ($)	Set equal to Mezzanine Debt Original Balance ($).
98	Mezzanine Debt Interest Rate	Sum of (i) Assumed SOFR and (ii) Mezzanine Margin.
99	Mezzanine Annual Payment ($)	Product of (i) Mezzanine Debt Cut-off Date Balance ($) and (b) Mezzanine Debt Interest Rate and (c) the Interest Accrual Method (365/360)
100	Total Loan Original Balance ($)	Sum of (i) Whole Loan Original Balance and (ii) Mezzanine Debt Original Balance ($).
101	Total Loan Cut-Off Date Balance ($)	Sum of (i) Whole Loan Cut-Off Date Balance and (ii) Mezzanine Debt Cut-Off Date Balance ($).
103	Total Loan Maturity Balance ($)	Sum of (i) Whole Loan Balloon Balance and (ii) Mezzanine Debt Balloon Balance ($).
104	Total Debt Margin	Sum of (i) product of (a) quotient of (1) Whole Loan Original Balance and (2) Total Loan Original Balance ($) and (b) Whole Loan Margin and (ii) product of (a) quotient of (1) Mezzanine Debt Original Balance ($) and (2) Total Loan Original Balance ($) and (b) Mezzanine Margin.
105	Total Loan Interest Rate	Sum of (i) Total Debt Margin and (ii) Assumed SOFR.
106	Total Loan Annual Payment ($)	Sum of (i) Whole Loan Annual Payment and (ii) Mezzanine Annual Payment ($).
107	Total Loan LTV	Quotient of (i) Total Loan Cut-Off Date Balance ($) and (ii) Appraised Value ($).
108	Total Loan Maturity Date LTV	Quotient of (i) Total Loan Maturity Balance ($) and (ii) Appraised Value ($).
109	Total Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Annual Payment ($).
110	Total Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Annual Payment ($).
111	Total Debt Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Cut-Off Date Balance ($).
112	Total Debt Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Cut-Off Date Balance ($).
124	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
148	Senior Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Senior Loan Cut-off Date Balance ($) and (ii) Appraised Value ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

CXP Trust 2022-CXP1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
149	Senior Loan LTV Ratio at Maturity (%)	Quotient of (i) Senior Loan Balloon Balance ($) and (ii) Appraised Value ($).
195	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Senior Loan Annual Debt Service ($).
196	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Senior Loan Cut-off Date Balance ($).
201	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Senior Loan Annual Debt Service ($).
202	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Senior Loan Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18